ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Acquired intangible assets, net
Less: impairment	$ 426	$ 427
Intangible assets, net	17,530	4,480
Amortization expenses	1,885	598	563
Future amortization expenses
2015	2,865
2016	2,292
2017	1,785
2018	1,264
2019	838
thereafter	1,274
Amount of impairment loss recognized on acquired intangible assets	0	0	0
Customer relationship
Acquired intangible assets, net
Acquired intangible assets subject to amortization	12,303	3,265
Less: accumulated amortization	4,059	2,484
Operating license
Acquired intangible assets, net
Acquired intangible assets subject to amortization	2,161	2,002
Less: accumulated amortization	1,289	1,024
Favorable lease contract
Acquired intangible assets, net
Acquired intangible assets subject to amortization	1,372	1,098
Less: accumulated amortization	169	29
Contract backlog
Acquired intangible assets, net
Acquired intangible assets subject to amortization	88	39
Less: accumulated amortization	80	39
Non-compete agreement
Acquired intangible assets, net
Acquired intangible assets subject to amortization	454	2
Less: accumulated amortization	37	1
Trade-name
Acquired intangible assets, net
Acquired intangible assets not subject to amortization	$ 7,212	$ 2,078